CONTRACT LIABILITIES	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
CONTRACT LIABILITIES

10. CONTRACT LIABILITIES

As of September 30, 2025, 2024, and 2023, the contract liabilities balance was ¥195,039 thousand, ¥153,477 thousand, and ¥78,170 thousand, respectively.

Significant changes in the contract liabilities balances during the fiscal years ended September 30, 2025 and 2024 were as follows (in thousands):

	For the Fiscal Years Ended September 30,
	2025	2024
Beginning Balance	¥153,477	¥78,170
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(42,208)	(19,921)
Cash received in advance and not recognized as revenue	83,770	95,228
Net change in contract liabilities	41,562	75,307
Ending Balance	¥195,039	¥153,477